Document And Entity Information (USD $)	6 Months Ended
	Sep. 30, 2012	Nov. 12, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Coronus Solar Inc.
Document Type	10-Q
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		17,219,486
Entity Public Float		$ 5,485,010
Amendment Flag	true
Amendment Description	The sole purposes of this Amendment to the Registrant’s Quarterly Report on Form 10-Q for the period ended June 30, 2012 is to furnish the Interactive Data File exhibits pursuant to Rule 405 of Regulation S-T. Subsequent Events. No other changes have been made to this Form 10-Q other than to reflect events occurring subsequent to the filing of this Form 10-Q.
Entity Central Index Key	0001448900
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2